Organization and Business Description (Details)	6 Months Ended
Jun. 30, 2026 CNY (¥)
Organization and Business Description [Line Items]
Material contract	¥ 100,000
Sell assets	¥ 100,000
Ms. Wang Peixuan [Member]
Organization and Business Description [Line Items]
Ownership interests	54.78%
Beijing Sentu [Member]
Organization and Business Description [Line Items]
Profit before tax percentage	100.00%